Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-4

Collection Period	01/01/15-01/31/15
Determination Date	2/9/2015
Distribution Date	2/17/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$641,702,630.19
2.	Collections allocable to Principal				$20,059,644.60
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,059,446.32

5.	Pool Balance on the close of the last day of the related Collection Period				$620,583,539.27
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				44,405
7.	Initial Pool Balance				$1,000,000,005.06

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$120,702,630.16		$99,583,539.24
	c.	Class A-3 Note Balance	$316,000,000.00		$316,000,000.00
	d.	Class A-4 Note Balance	$138,000,000.00		$138,000,000.00
	e.	Class B Note Balance	$22,000,000.00		$22,000,000.00
	f.	Class C Note Balance	$20,000,000.00		$20,000,000.00
	g.	Class D Note Balance	$20,000,000.00		$20,000,000.00

	h.	Note Balance (sum a - g)	$636,702,630.16		$615,583,539.24
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.3807654		0.3141437
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6367026		0.6155835
10.	Overcollateralization Target Amount				$5,000,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.03
12.	Weighted Average Coupon			%	6.95%
13.	Weighted Average Original Term			months	66.07
14.	Weighted Average Remaining Term			months	48.47

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,969,833.12
	b.	Liquidation Proceeds allocable to Finance Charge			$375.37
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,970,208.49
16.	Principal:
	a.	Collections allocable to Principal			$20,059,644.60
	b.	Liquidation Proceeds allocable to Principal			$540,156.64
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$20,599,801.24

17.	Total Finance Charge and Principal Collections (15d+16d)		$24,570,009.73
18.	Interest Income from Collection Account		$1,544.64
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$24,571,554.37

Available Funds

21.	Available Collections		$24,571,554.37
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$24,571,554.37

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$534,752.19
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$534,752.19

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,010.64
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,010.64

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$52,304.47
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$52,304.47
	i.	Class A-3 Monthly Interest	$210,666.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$210,666.67
	m.	Class A-4 Monthly Interest	$147,200.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$147,200.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$31,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$31,350.00
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,500.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,500.00
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$43,333.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$43,333.33
34.	Quaternary Principal Distributable Amount		$16,119,090.89
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$17,175,208.19
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$5,000,000.03
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,970,208.49
	b.	Total Daily Deposits of Principal Collections	$20,599,801.24
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,544.64

	e.	Total Deposits to Collection Account (sum a - d)	$24,571,554.37
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$534,752.19
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,010.64
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,636,445.39
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,396,346.15

	f.	Total Withdrawals from Collection Account (sum a - e)	$24,571,554.37

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$52,304.47
	c.	Class A-3 Interest Distribution	$210,666.67
	d.	Class A-4 Interest Distribution	$147,200.00
	e.	Class B Interest Distribution	$31,350.00
	f.	Class C Interest Distribution	$32,500.00
	g.	Class D Interest Distribution	$43,333.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$21,119,090.92
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$21,636,445.39
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$21,171,395.39
	c.	Class A-3 Distribution	$210,666.67
	d.	Class A-4 Distribution	$147,200.00
	e.	Class B Distribution	$31,350.00
	f.	Class C Distribution	$32,500.00
	g.	Class D Distribution	$43,333.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$21,636,445.39

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,396,346.15
	b.	Reserve Account surplus (Ln 55)	$185.74

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,396,531.89
46.	Withdrawals
	a.	Certificateholder Distribution	$2,396,531.89

	b.	Total Withdrawals from Certificate Payment Account	$2,396,531.89

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.02	$2,500,000.02
	b.	Note Balance	$615,583,539.24
48.	Required Reserve Account Amount		$2,500,000.02

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,500,000.02
50.	Investment Earnings		$185.74
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,500,185.76
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$185.74

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,500,000.02
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$534,752.19
60.	Amount to be paid to Backup Servicer from the Collection Account		$4,010.64
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$21,636,445.39
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,396,346.15
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$185.74
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$21,171,395.39
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$210,666.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$147,200.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$31,350.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,500.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$43,333.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,396,531.89

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$518,914.31
74.	Cumulative Net Losses			$7,275,524.91
75.	Cumulative Net Loss Percentage			0.7276%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	853	$12,751,830.10
	b.	61 to 90 days past due	312	$4,554,284.34
	c.	91 or more days past due	132	$1,596,407.34

	d.	Total Past Due (sum a-c)	1,297	18,902,521.78

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer